Restricted Cash - Additional Information (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Restricted Cash And Cash Equivalents [Abstract]
Restricted cash	R$ 106	R$ 367